Note 13 - Income Tax - Summary of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Research and development credits	$ 7,062,000	$ 6,908,000
Depreciation and amortization	137,000	102,000
Accrued vacation and other expenses	49,000	41,000
Net operating loss carryforwards	20,000	23,000
Deferred Tax Assets, Gross, Total	7,268,000	7,074,000
Valuation allowance	(7,218,000)	(7,022,000)
Total net deferred income tax assets	50,000	52,000
Deferred Tax Liability, Withholding Taxes On Repatriation Of Subsidiary Profits	$ 537,000	$ 545,000